Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans past due 90 days and still accruing	$ 359	$ 459
Nonaccrual	3,626	2,678
Residential Real Estate Loans [Member]
Loans past due 90 days and still accruing	341	439
Nonaccrual	2,533	2,536
Commercial Real Estate Owner Occupied [Member]
Loans past due 90 days and still accruing	0	0
Nonaccrual	675	125
Commercial Real Estate Nonowner Occupied [Member]
Loans past due 90 days and still accruing	0
Nonaccrual	352
Automobile Loans [Member]
Loans past due 90 days and still accruing	11	13
Nonaccrual	4	12
Home Equity Loans [Member]
Loans past due 90 days and still accruing	0
Nonaccrual	62	5
Other Consumer Loans [Member]
Loans past due 90 days and still accruing	7	7
Nonaccrual	$ 0